Stock Options (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Summary of company's stock options	The following table summarizes the continuity of the Company’s stock options at December 31, 2021, and 2020, and the changes for the years then ended:

	Number of options	Weighted average exercise price

Outstanding, December 31, 2019	1,513,500	$ 0.25

Granted	4,792,806	1.18

Exercised	(2,358,167)	0.26

Cancelled or forfeited	(95,500)	0.37

Outstanding, December 31, 2020	3,852,639	1.39

Granted	5,380,625	6.34

Exercised	(231,333)	0.51

Cancelled or forfeited	(489,725)	4.34

Outstanding, December 31, 2021	8,512,206	$ 4.38

Exercisable, December 31, 2021	5,619,910	$ 3.51
The following table summarizes the continuity of the Company’s stock options at December 31, 2020 and 2019, and the changes for the years then ended:

	Number of options	Weighted average exercise price
Outstanding, December 31, 2018	—	$—
Granted	1,513,500	0.25

Outstanding, December 31, 2019	1,513,500	0.25
Granted	4,792,806	1.18
Exercised	(2,358,167)	0.26
Cancelled or forfeited	(95,500)	0.37

Outstanding, December 31, 2020	3,852,639	$1.39

Exercisable, December 31, 2020	2,995,267	$0.52

Summary of Additional information regarding stock options outstanding	Additional information regarding stock options outstanding as at December 31, 2021, is as follows:

Exercise price	Stock options outstanding*	Stock options exercisable	Expiry date

$4.65	8,175	8,175	January 5, 2022**

$4.65	16,800	16,800	February 4, 2022**

$7.03	5,000	5,000	February 4, 2022**

$0.25	7,000	7,000	February 13, 2022**

$0.25	5,000	5,000	March 4, 2022***

$7.03	5,000	5,000	March 4, 2022**

$1.68	250,000	250,000	March 8, 2022**

$6.21	250,000	250,000	March 8, 2022**

$7.03	425,000	425,000	March 8, 2022**

$7.03	16,667	16,667	March 10, 2022**

$7.10	10,000	10,000	March 10, 2022**

$0.25	3,000	3,000	March 20, 2022**

$3.41	15,000	7,500	October 7, 2022

$9.07	5,000	5,000	December 7, 2023

$6.21	390,000	130,000	January 4, 2024

$7.10	30,000	9,999	January 26, 2024

$7.03	710,000	278,330	January 29, 2024

$6.73	75,000	25,000	February 16, 2024

$5.72	35,000	22,083	March 8, 2024

$3.70	503,958	–	July 15, 2024

$0.25	948,500	948,500	December 31, 2024

$0.25	1,198,000	1,198,000	January 1, 2025

$0.25	85,000	85,000	June 17, 2025

$1.31	100,000	100,000	June 24, 2025

$1.56	50,000	50,000	August 7, 2025

$1.65	30,000	30,000	September 4, 2025

$1.70	5,506	5,506	September 17, 2025

$1.60	100,000	100,000	October 7, 2025

$4.65	454,600	454,600	November 24, 2025

$8.86	150,000	150,000	December 5, 2025

$7.03	1,875,000	518,750	January 29, 2026

$6.21	500,000	500,000	March 4, 2026

$3.70	150,000	–	July 15, 2026

$3.41	100,000	–	October 7, 2026

	8,512,206	5,619,910
* The weighted average remaining life of options outstanding is 2.95 years.
** Expired subsequently
***Exercised subsequently

Additional information regarding stock options outstanding as at December 31, 2020, is as follows:

Exercise price	Stock options outstanding*	Stock options exercisable	Expiry date
$ 9.07	5,000	—	December 7, 2023
$ 0.25	1,009,000	1,009,000	December 31, 2024
$ 0.25	1,262,500	1,262,500	January 1, 2025
$ 0.25	325,000	305,000	June 17, 2025
$ 1.31	110,000	73,333	June 24, 2025
$ 1.56	50,000	33,333	August 7, 2025
$ 1.65	30,000	10,000	September 4, 2025
$ 1.70	5,506	—	September 17, 2025
$ 1.68	250,000	166,667	September 21, 2025
$ 1.60	100,000	33,333	October 7, 2025
$ 1.74	33,333	16,667	October 13, 2025
$ 4.65	522,300	85,434	November 24, 2025
$ 8.86	150,000	—	December 5, 2025

	3,852,639	2,995,267

Summary of weighted average assumptions used in calculating the fair value of share-based compensation expense

		Year ended December 31,

	2021	2020

Risk-free interest rate	0.42%	1.25%

Dividend yield	0%	0%

Expected volatility	116%	145%

Expected life (years)	4.25	5.0

Forfeiture rate	0%	0%
Weighted average assumptions used in calculating the fair value of share-based compensation expense are as follows:

	Year ended December 31
	2020	2019
Risk-free interest rate	1.25%	1.68%
Dividend yield	0%	0%
Expected volatility	145%	150%
Expected life (years)	5.0	5.0
Forfeiture rate	0%	0%